UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
(Exact name of Registrant as specified in charter)

One Lincoln Street
4th Floor
Boston, MA 02111
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, Massachusetts 02109

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: December 31, 2015

Item 1: Reports to Shareholders.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO ANNUAL REPORT December 31, 2015

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Prime Portfolio
Annual Report
December 31, 2015

Portfolio Statistics	1
Schedule of Investments	2
Statement of Assets and Liabilities	7
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Report of Independent Registered Public Accounting Firm	15
Other Information	16
Trustees and Officers Information	18

State Street Navigator Securities Lending Prime Portfolio
Portfolio Statistics
December 31, 2015 (Unaudited)

Portfolio Composition By Investment Type*	December 31, 2015
Certificates of Deposit	41.7%
Financial Company Commercial Paper	24.5%
Treasury Repurchase Agreements	15.1%
Other Notes	8.3%
Government Agency Debt	3.2%
Other Repurchase Agreements	1.9%
Government Agency Repurchase Agreements	1.8%
Asset Backed Commercial Paper	1.4%
Other Assets in Excess of Liabilities	2.1%
Total	100.00%

Portfolio Composition By Rating*	December 31, 2015
A-1	43.5%
A-1+	35.7%
Repurchase Agreements (A-1)	4.6%
Repurchase Agreements (A-1+)	14.1%
Other Assets in Excess of Liabilities	2.1%
Total	100.00%

*	As a percentage of net assets as of the date indicated. The Fund’s composition will vary over time.
1

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments
December 31, 2015

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	ASSET BACKED COMMERCIAL PAPER — 1.4%
P-1, A-1	Collateralized Commercial Paper Co. LLC (a)	0.411%	01/25/2016	01/25/2016	$50,000,000	$50,000,000
P-1, A-1+	Kells Funding LLC (a)(b)	0.320%	01/14/2016	01/14/2016	100,000,000	99,988,445
P-1, A-1+	Kells Funding LLC (a)(b)	0.250%	01/19/2016	01/19/2016	75,000,000	74,990,625
P-1, A-1+	Kells Funding LLC (a)(b)	0.340%	02/11/2016	02/11/2016	75,000,000	74,970,958
TOTAL ASSET BACKED COMMERCIAL PAPER						299,950,028
	CERTIFICATES OF DEPOSIT — 41.7%
P-1, A-1	Bank of Montreal	0.451%	01/15/2016	01/15/2016	100,000,000	100,000,000
P-1, A-1	Bank of Montreal	0.520%	01/15/2016	01/15/2016	115,000,000	115,000,000
P-1, A-1	Bank of Montreal	0.230%	01/19/2016	01/19/2016	200,000,000	200,000,000
P-1, A-1	Bank of Montreal	0.320%	02/17/2016	02/17/2016	88,000,000	88,000,000
P-1, A-1	Bank of Montreal (c)	0.530%	01/19/2016	03/18/2016	200,000,000	200,000,000
P-1, A-1	Bank of Nova Scotia (c)	0.449%	01/07/2016	04/07/2016	140,000,000	140,000,000
P-1, A-1	Bank of Nova Scotia (c)	0.459%	01/05/2016	05/05/2016	160,000,000	160,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.300%	01/14/2016	01/14/2016	50,000,000	50,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.300%	02/01/2016	02/01/2016	300,000,000	300,000,000
P-1, A-1	BNP Paribas	0.310%	02/03/2016	02/03/2016	76,000,000	76,000,000
P-1, A-1	BNP Paribas	0.320%	02/26/2016	02/26/2016	75,000,000	75,000,000
P-1, A-1	BNP Paribas	0.360%	03/02/2016	03/02/2016	148,000,000	148,000,000
P-1, A-1	Canadian Imperial Bank of Commerce	0.426%	01/08/2016	01/08/2016	125,000,000	125,000,000
P-1, A-1	Canadian Imperial Bank of Commerce (c)	0.465%	01/19/2016	02/16/2016	141,000,000	141,000,000
P-1, A-1	Chase Bank USA NA (c)	0.562%	01/21/2016	04/21/2016	126,000,000	126,000,000
P-1, A-1	Chase Bank USA NA (c)	0.612%	01/26/2016	05/26/2016	75,000,000	75,000,000
P-1, A-1	Chase Bank USA NA (c)	0.503%	01/11/2016	06/10/2016	150,000,000	150,000,000
P-1, A-1	Citibank NA	0.250%	02/01/2016	02/01/2016	100,000,000	100,000,000
P-1, A-1	Citibank NA	0.300%	02/10/2016	02/10/2016	195,000,000	195,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.330%	01/04/2016	01/04/2016	23,000,000	23,000,057
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.420%	02/01/2016	02/01/2016	200,000,000	200,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.360%	02/05/2016	02/05/2016	100,000,000	100,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.400%	02/08/2016	02/08/2016	150,000,000	150,000,000
P-1, A-1	Credit Suisse (c)	0.630%	01/19/2016	04/18/2016	150,000,000	150,000,000
P-1, A-1	Credit Suisse (c)	0.692%	01/27/2016	05/02/2016	200,000,000	200,000,000
P-1, A-1	ING Bank NV	0.400%	02/01/2016	02/01/2016	300,000,000	300,000,000
P-1, A-1	ING Bank NV	0.380%	02/02/2016	02/02/2016	200,000,000	200,000,000
P-1, A-1	ING Bank NV	0.370%	02/05/2016	02/05/2016	100,000,000	100,000,000
P-1, A-1	ING Bank NV	0.370%	02/22/2016	02/22/2016	125,000,000	125,000,000
P-1, A-1	ING Bank NV	0.440%	03/14/2016	03/14/2016	100,000,000	100,000,000
P-1, A-1+	National Australia Bank Ltd.	0.270%	01/11/2016	01/11/2016	104,270,000	104,271,156
P-1, A-1+	National Australia Bank Ltd.	0.275%	01/11/2016	01/11/2016	146,000,000	146,000,202
P-1, A-1+	National Australia Bank Ltd.	0.270%	01/12/2016	01/12/2016	86,000,000	86,000,000
P-1, A-1	Norinchukin Bank	0.310%	01/13/2016	01/13/2016	250,000,000	250,000,000
P-1, A-1	Norinchukin Bank	0.300%	01/28/2016	01/28/2016	200,000,000	199,999,251
P-1, A-1	Rabobank Nederland NV (c)	0.471%	01/11/2016	03/11/2016	125,000,000	125,000,000
P-1, A-1	Rabobank Nederland NV (c)	0.497%	01/14/2016	03/14/2016	215,000,000	215,000,000
P-1, A-1	Rabobank Nederland NV (c)	0.583%	01/22/2016	03/22/2016	100,000,000	100,000,000
P-1, A-1	Rabobank Nederland NV (c)	0.487%	01/13/2016	04/13/2016	120,000,000	120,000,000
P-1, A-1+	Royal Bank of Canada (c)	0.463%	01/11/2016	03/10/2016	100,000,000	100,000,000
P-1, A-1+	Royal Bank of Canada (c)	0.457%	01/13/2016	05/13/2016	58,000,000	58,000,000
P-1, A-1+	Royal Bank of Canada (c)	0.552%	01/20/2016	05/20/2016	100,000,000	100,000,000

See accompanying notes to the financial statements.
2

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
December 31, 2015

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	CERTIFICATES OF DEPOSIT - (continued)
P-1, A-1	Societe Generale	0.440%	02/01/2016	02/01/2016	$100,000,000	$100,000,000
P-1, A-1	Standard Chartered Bank (b)	0.290%	01/21/2016	01/21/2016	65,000,000	65,000,000
P-1, A-1	Standard Chartered Bank (b)	0.300%	01/29/2016	01/29/2016	100,000,000	100,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.300%	01/27/2016	01/27/2016	175,000,000	175,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.400%	02/01/2016	02/01/2016	200,000,000	200,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.270%	01/07/2016	01/07/2016	200,000,000	200,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.481%	01/15/2016	01/15/2016	125,000,000	125,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.365%	02/25/2016	02/25/2016	275,000,000	275,002,099
P-1, A-1+	Toronto Dominion Bank (c)	0.487%	01/12/2016	02/12/2016	146,000,000	146,000,000
P-1, A-1+	Toronto Dominion Bank (c)	0.495%	01/19/2016	03/16/2016	100,000,000	100,000,000
P-1, A-1+	Toronto Dominion Bank (c)	0.429%	01/05/2016	04/05/2016	67,000,000	67,000,000
P-1, A-1+	Toronto Dominion Bank (c)	0.540%	01/19/2016	04/18/2016	75,000,000	75,000,000
P-1, A-1+	Toronto Dominion Bank (c)	0.364%	02/05/2016	05/05/2016	99,500,000	99,500,000
P-1, A-1	UBS AG (c)	0.595%	01/19/2016	04/18/2016	200,000,000	200,000,000
P-1, A-1	UBS AG (c)	0.504%	01/04/2016	05/03/2016	275,000,000	275,000,000
P-1, A-1+	Wells Fargo Bank NA	0.397%	01/11/2016	01/11/2016	100,000,000	100,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.414%	01/04/2016	03/03/2016	125,000,000	125,000,000
P-1, A-1+	Wells Fargo Bank NA	0.542%	03/03/2016	03/03/2016	175,000,000	175,000,000
P-1, A-1+	Wells Fargo Bank NA	0.492%	03/07/2016	03/07/2016	100,000,000	100,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.570%	01/01/2016	04/04/2016	39,000,000	39,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.570%	01/01/2016	04/08/2016	125,000,000	125,000,000
TOTAL CERTIFICATES OF DEPOSIT						8,682,772,765
	FINANCIAL COMPANY COMMERCIAL PAPER — 24.5%
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (a)(d)	0.441%	01/11/2016	01/11/2016	51,000,000	51,000,000
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (a)(d)	0.542%	01/19/2016	01/19/2016	46,000,000	46,000,000
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (a)(d)	0.320%	02/18/2016	02/18/2016	100,000,000	99,957,333
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (c)(d)	0.361%	01/04/2016	05/04/2016	93,000,000	92,998,354
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.350%	01/25/2016	01/25/2016	200,000,000	199,953,333
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.330%	02/03/2016	02/03/2016	100,000,000	99,969,750
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.330%	02/17/2016	02/17/2016	200,000,000	199,913,833
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.340%	03/01/2016	03/01/2016	110,000,000	109,937,667
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.346%	03/16/2016	03/16/2016	90,000,000	89,935,313
P-1, A-1+	Commonwealth Bank of Australia (a)(d)	0.441%	01/11/2016	01/11/2016	51,000,000	51,000,000
P-1, A-1+	Commonwealth Bank of Australia (c)(d)	0.602%	01/26/2016	04/26/2016	70,000,000	70,000,000
P-1, A-1+	DBS Bank Ltd. (a)(d)	0.340%	01/20/2016	01/20/2016	75,000,000	74,986,542
P-1, A-1+	DBS Bank Ltd. (a)(d)	0.340%	01/27/2016	01/27/2016	97,750,000	97,725,997
P-1, A-1	DnB Bank ASA (a)(d)	0.355%	02/23/2016	02/23/2016	275,000,000	274,856,274
P-1, A-1	DnB Bank ASA (a)(d)	0.340%	03/09/2016	03/09/2016	200,000,000	199,871,556
P-1, A-1+	Erste Abwicklungsanstalt (a)(d)	0.310%	01/08/2016	01/08/2016	50,000,000	49,996,986
P-1, A-1+	Erste Abwicklungsanstalt (a)(d)	0.310%	01/11/2016	01/11/2016	150,000,000	149,987,083
P-1, A-1+	Erste Abwicklungsanstalt (a)(d)	0.320%	01/12/2016	01/12/2016	200,000,000	199,980,444
P-1, A-1+	Erste Abwicklungsanstalt (a)(d)	0.300%	02/05/2016	02/05/2016	75,000,000	74,978,125
P-1, A-1+	Erste Abwicklungsanstalt (a)(d)	0.320%	02/23/2016	02/23/2016	10,000,000	9,995,289
P-1, A-1+	HSBC Bank PLC (c)(d)	0.545%	01/18/2016	05/16/2016	250,000,000	250,000,000
P-1, A-1+	HSBC Bank PLC (c)(d)	0.433%	01/04/2016	06/01/2016	150,000,000	150,000,000
P-1, A-1+	National Australia Bank Ltd. (a)(d)	0.427%	01/12/2016	01/12/2016	35,000,000	35,000,000
P-1, A-1+	National Australia Bank Ltd. (c)(d)	0.439%	01/06/2016	04/06/2016	106,000,000	106,000,000
P-1, A-1+	NRW.Bank (a)(d)	0.265%	01/11/2016	01/11/2016	75,000,000	74,994,479
P-1, A-1+	NRW.Bank (a)(d)	0.265%	01/13/2016	01/13/2016	100,000,000	99,991,167
P-1, A-1+	Ontario Teachers' Finance Trust (a)(d)	0.300%	01/19/2016	01/19/2016	45,000,000	44,993,250

See accompanying notes to the financial statements.
3

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
December 31, 2015

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(d)	0.335%	02/04/2016	02/04/2016	$200,000,000	$199,936,722
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(d)	0.325%	02/23/2016	02/23/2016	200,000,000	199,904,306
P-1, A-1	Standard Chartered Bank (a)(d)	0.320%	01/22/2016	01/22/2016	60,000,000	59,989,850
P-1, A-1	Standard Chartered Bank (a)(d)	0.300%	02/05/2016	02/05/2016	79,000,000	78,976,958
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)(d)	0.300%	01/20/2016	01/20/2016	175,000,000	174,972,292
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)(d)	0.400%	02/18/2016	02/18/2016	258,000,000	257,862,400
P-1, A-1+	Svenska Handelsbanken AB (a)(d)	0.310%	02/12/2016	02/12/2016	200,000,000	199,927,667
P-1, A-1+	Swedbank AB (a)	0.350%	02/02/2016	02/02/2016	200,000,000	199,937,778
P-1, A-1+	Swedbank AB (a)	0.330%	02/09/2016	02/09/2016	125,000,000	124,955,312
P-1, A-1+	Swedbank AB (a)	0.330%	02/10/2016	02/10/2016	75,000,000	74,972,500
P-1, A-1+	Swedbank AB (a)	0.401%	03/01/2016	03/01/2016	89,000,000	88,940,667
P-1, A-1+	Swedbank AB (a)	0.411%	03/07/2016	03/07/2016	45,000,000	44,966,175
P-1, A-1+	Toyota Motor Credit Corp. (c)	0.376%	01/08/2016	01/13/2016	80,000,000	80,000,000
P-1, A-1+	Toyota Motor Credit Corp. (c)	0.369%	01/07/2016	01/15/2016	78,000,000	78,000,000
P-1, A-1+	Westpac Banking Corp. (a)(d)	0.441%	01/11/2016	01/11/2016	80,000,000	80,000,000
P-1, A-1+	Westpac Banking Corp. (c)(d)	0.411%	01/11/2016	03/11/2016	75,000,000	75,000,000
P-1, A-1+	Westpac Banking Corp. (c)(d)	0.522%	01/21/2016	04/21/2016	83,000,000	83,000,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						5,105,365,402
	GOVERNMENT AGENCY DEBT — 3.2%
P-1, A-1+	Federal Home Loan Bank (e)	0.082%	01/04/2016	01/04/2016	190,000,000	189,998,702
P-1, A-1+	Federal Home Loan Bank (e)	0.115%	01/06/2016	01/06/2016	132,000,000	131,997,892
P-1, A-1+	Federal Home Loan Bank (e)	0.120%	01/06/2016	01/06/2016	104,000,000	103,998,267
P-1, A-1+	Federal Home Loan Bank (e)	0.130%	01/08/2016	01/08/2016	147,000,000	146,996,284
P-1, A-1+	Federal Home Loan Bank (e)	0.129%	01/13/2016	01/13/2016	88,000,000	87,996,216
TOTAL GOVERNMENT AGENCY DEBT						660,987,361
	OTHER NOTES — 8.3%
P-1, A-1	Bank of America NA (c)	0.501%	01/04/2016	02/01/2016	150,000,000	150,000,000
P-1, A-1	Bank of America NA (c)	0.439%	01/06/2016	04/06/2016	90,000,000	90,000,000
P-1, A-1	Bank of America NA (c)	0.471%	01/11/2016	04/11/2016	78,000,000	78,000,000
P-1, A-1	Bank of America NA (c)	0.487%	01/12/2016	04/12/2016	20,000,000	20,000,000
P-1, A-1	Bank of America NA (c)	0.434%	01/04/2016	05/03/2016	78,000,000	78,000,000
P-1, A-1	Bank of America NA (c)	0.592%	01/21/2016	05/19/2016	75,000,000	75,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.250%	01/04/2016	01/04/2016	225,000,000	225,000,000
P-1, A-1+	JPMorgan Chase Bank NA (c)	0.612%	03/07/2016	08/05/2016	115,000,000	115,000,000
P-1, A-1+	JPMorgan Chase Bank NA (c)	0.480%	01/22/2016	08/22/2016	85,000,000	85,000,000
P-1, A-1	Lloyds Bank PLC	0.260%	01/04/2016	01/04/2016	500,000,000	500,000,000
P-1, A-1+	Royal Bank of Canada (b)(c)	0.443%	01/07/2016	08/08/2016	70,000,000	70,000,000
P-1, A-1+	Svenska Handelsbanken AB (b)	0.612%	01/27/2016	01/27/2016	75,000,000	75,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.607%	03/10/2016	08/09/2016	70,000,000	70,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.602%	01/20/2016	08/19/2016	96,000,000	96,000,000
TOTAL OTHER NOTES						1,727,000,000
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 1.8%
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/30/2015 (collateralized by various U.S. Government Obligations, 3.500% - 5.000% due 03/15/2040 - 03/20/2045, valued at $127,500,001); expected proceeds $125,007,292	0.300%	01/06/2016	01/06/2016	125,000,000	125,000,000

See accompanying notes to the financial statements.
4

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
December 31, 2015
Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with ING Financial Markets, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/29/2015 (collateralized by various U.S. Government Obligations, 2.500% - 6.000% due 01/01/2019 - 02/01/2045, valued at $255,001,390); expected proceeds $250,015,556	0.320%	01/05/2016	01/05/2016	$250,000,000	$250,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						375,000,000
	OTHER REPURCHASE AGREEMENTS — 1.9%
NR, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/23/2015 (collateralized by a Corporate Bond, 5.125% due 09/15/2020, and U.S. Treasury Notes, 0.250% - 3.750% due 03/15/2016 - 09/30/2022, valued at $107,650,879); expected proceeds $105,157,500	0.600%	01/01/2016	03/22/2016	105,000,000	105,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/10/2015 (collateralized by various Common Stocks, ETFs and U.S. Treasury Inflation Bonds, 0.125% due 04/15/2017 - 07/15/2024, valued at $158,599,364); expected proceeds $150,150,000	0.400%	01/01/2016	03/09/2016	150,000,000	150,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/17/2015 (collateralized by a Common Stock, and a U.S. Treasury Inflation Bond, 0.125% due 04/15/2016, valued at $102,290,757); expected proceeds $100,153,333	0.460%	01/01/2016	04/15/2016	100,000,000	100,000,000

See accompanying notes to the financial statements.
5

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
December 31, 2015

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	OTHER REPURCHASE AGREEMENTS - (continued)
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/30/2015 (collateralized by various Asset Backed Securities, 0.000% - 3.060% due 05/15/2017 - 01/30/2045, valued at $32,401,650); expected proceeds $30,062,750	0.628%	01/29/2016	04/28/2016	$30,000,000	$30,000,000
TOTAL OTHER REPURCHASE AGREEMENTS						385,000,000
	TREASURY REPURCHASE AGREEMENTS — 15.1%
NR, A-1+	Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 12/31/2015 (collateralized by various U.S. Treasury Bonds, 3.125% - 6.625% due 02/15/2027 - 02/15/2043, and U.S. Treasury Notes, 1.500% - 3.125% due 02/28/2019 - 08/15/2021, valued at $2,950,082,067); expected proceeds $2,950,081,944	0.250%	01/04/2016	01/04/2016	2,950,000,000	2,950,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/29/2015 (collateralized by various U.S. Treasury Notes, 0.500% - 3.125% due 10/31/2016 - 02/15/2024, valued at $204,000,026); expected proceeds $200,010,111	0.260%	01/05/2016	01/05/2016	200,000,000	200,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS						3,150,000,000
TOTAL INVESTMENTS(f) — 97.9%						20,386,075,556
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.1%						430,205,158
NET ASSETS — 100.0%						$20,816,280,714

•	Moody's rating, Standard & Poor's rating, respectively. (Unaudited)
(a)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 6.1% of net assets as of December 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2015.
(d)	Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund's Portfolio Manager has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. These securities represent 17.8% of net assets as of December 31, 2015.
(e)	Rate represents annualized yield at date of purchase.
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

See accompanying notes to the financial statements.
6

State Street Navigator Securities Lending Prime Portfolio

Statement of Assets and Liabilities
 December 31, 2015

Assets:
Investments in securities, at amortized cost	$16,476,075,556
Repurchase agreements, at amortized cost	3,910,000,000
Total Investments	20,386,075,556
Cash	426,286,034
Interest receivable	4,924,799
Prepaid expenses and other assets	107,587
Total Assets	20,817,393,976

Liabilities:
Advisory fee payable	332,432
Administration fee payable	296,065
Custodian fee payable	206,975
Dividend payable	149,509
Professional fees payable	95,398
Transfer agent fee payable	27,462
Other accrued expenses and liabilities	5,421
Total Liabilities	1,113,262
Net Assets	$20,816,280,714

Net assets consist of:
Capital stock, $0.001 par value; 20,816,265,432 shares issued and outstanding	$20,816,265
Capital paid in excess of par	20,795,455,609
Accumulated net realized gain on investments	8,840
Net Assets	$20,816,280,714

Net asset value, offering, and redemption price per share	$1.00

See accompanying notes to financial statements.
7

State Street Navigator Securities Lending Prime Portfolio

Statement of Operations
Year Ended December 31, 2015

Investment Income:
Interest	$55,564,820

Expenses:
Advisory fee	4,302,186
Administration fee	1,843,794
Custodian fee	860,437
Transfer agent fee	368,759
Insurance expense	320,957
Professional fees	269,476
Trustee fee	226,947
Miscellaneous expenses	46,962
Total expenses	8,239,518
Net Investment Income	47,325,302

Net Realized Gain on Investments:
Net realized gain on investments	8,840

Net increase in net assets resulting from operations	$47,334,142

See accompanying notes to financial statements.
8

State Street Navigator Securities Lending Prime Portfolio
Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
From Operations:
Net investment income	$47,325,302	$35,864,734
Net realized gain on investments	8,840	186,440
Net increase in net assets from operations	47,334,142	36,051,174
Distributions From:
Net investment income	(47,325,302)	(35,949,135)
Net realized gain on investments	(26,796)	(159,645)
Total distributions	(47,352,098)	(36,108,780)
From Fund Share Transactions (at constant $1.00 per share):
Proceeds from shares sold	245,342,290,375	218,738,368,772
Cost of redemptions	(245,878,636,842)	(211,542,306,278)
Net increase (decrease) in net assets from Fund share transactions	(536,346,467)	7,196,062,494

Net increase (decrease) in net assets	(536,364,423)	7,196,004,888
Net Assets
Beginning of year	21,352,645,137	14,156,640,249
End of year	$20,816,280,714	$21,352,645,137

See accompanying notes to financial statements.
9

State Street Navigator Securities Lending Prime Portfolio

Financial Highlights

	Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12		Year Ended 12/31/11
Per Share Operating Performance:
Net asset value, beginning of year	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000
Net investment income	0.0019		0.0015		0.0018		0.0029		0.0025
Net realized gain on investments	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)
Total from investment operations	0.0019		0.0015		0.0018		0.0029		0.0025
Distributions from:
Net investment income	(0.0019)		(0.0015)		(0.0018)		(0.0029)		(0.0025)
Net realized gain on investments	(0.0000	)(a)	(0.0000	)(a)	(0.0000	)(a)	(0.0000	)(a)	(0.0000	)(a)
Total distributions	(0.0019)		(0.0015)		(0.0018)		(0.0029)		(0.0025)

Net asset value, end of year	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000

Total Investment Return(b)	0.19%		0.15%		0.19%		0.29%		0.25%

Ratios and Supplemental Data:

Ratio of expenses to average net assets	0.03%		0.03%		0.03%		0.03%		0.03%
Ratio of net investment income to average net assets	0.19%		0.15%		0.18%		0.29%		0.24%
Net assets, end of year (in millions)	$20,816		$21,353		$14,157		$16,363		$15,679

(a)	Amount is less than $0.00005 per share.
(b)	Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemptions on the last day of the period.

See accompanying notes to financial statements.
10

State Street Navigator Securities Lending Prime Portfolio
Notes to Financial Statements
December 31, 2015

1.    Organization and Fund Description
State Street Navigator Securities Lending Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was organized as a Massachusetts business trust on June 15, 1995. As of December 31, 2015, the Trust consisted of five (5) series of shares of beneficial interest representing interests in five separate portfolios namely: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio, State Street Navigator Securities Lending Short-Term Bond Portfolio, State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio and State Street Navigator Securities Lending MET Portfolio (each a “Fund” and together the “Funds”). As of December 31, 2015, only the State Street Navigator Securities Lending Prime Portfolio (the “Fund”), the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio and the State Street Navigator Securities Lending MET Portfolio have commenced operations. The financial statements herein relate to State Street Navigator Securities Lending Prime Portfolio. The Fund’s objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

The Fund is a money market fund used as a vehicle for the investment of cash collateral received by lenders in conjunction with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”). There are other affiliated Trusts that participate in securities lending and invest collateral in the Fund. Ownership by affiliated Trusts represents 31.36% of the Fund's outstanding shares as of December 31, 2015. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.

2.   Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security Valuation

The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the "Committee") and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

The Fund's securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Fund’s investments. These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes. The Fund values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities;

•
Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

11

State Street Navigator Securities Lending Prime Portfolio
Notes to Financial Statements (continued)
December 31, 2015

•	Level 3—Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had no transfers between levels for the year ended December 31, 2015. Unless otherwise indicated on the Schedule of Investments, the values of the securities of the Fund are determined based on Level 2 inputs.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Distributions

Dividends from net investment income, if any, are declared daily and paid as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations, which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific fund, are applied to that fund within the Trust.  Trustees’ fees and other expenses which cannot be attributed to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the funds within the Trust.

Repurchase Agreements

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve losses, costs or delays. In addition, the proceeds of any such disposition may be less than the amount the Fund is owed under the repurchase agreement. The Fund may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street.

As of December 31, 2015, the Fund had invested in repurchase agreements with the gross values of $3,910,000,000 and associated collateral equal to at least $3,910,000,000, though the value may be greater.

Federal Income Taxes

The Fund has qualified and intends to continue to qualify for and elect treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to federal excise tax. Income and capital gains distributions, if any, are determined in accordance with income tax regulations which may differ from U.S. GAAP.
12

State Street Navigator Securities Lending Prime Portfolio
Notes to Financial Statements (continued)
December 31, 2015

SSGA FM has reviewed the tax positions for open tax years as of December 31, 2015, and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. No income tax returns are currently under examination. Management has analyzed the tax laws and regulations and their application to the Fund’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

At December 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The tax character of distributions paid during the years ended December 31, 2015, and December 31, 2014, were as follows:

Distributions Paid From:	2015	2014
Ordinary Income	$47,352,098	$36,108,780
Long-Term Gain Tax Return of Capital	-	-

As of December 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Total
$8,840	$-	$8,840

3.   Fees and Compensation Paid to Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.0175% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Administration Fee

Effective June 1, 2015, SSGA FM serves as administrator and State Street serves as sub-administrator, respectively. Pursuant to the Administration Agreement between the Trust, on behalf of the Funds, and SSGA FM, each Fund pays an annual administration fee equal to 0.0075% of the Fund’s average daily net assets. SSGA FM and State Street each receive a portion of the administration fee. Prior to June 1, 2015, State Street served as administrator and received an annual administration fee equal to 0.0075% of the Fund’s average daily net assets.

Custody and Fund Accounting Fee

Under the terms of the Custody and Fund Accounting Agreement, the Fund pays an annual fee to State Street equal to 0.0035% of the Fund’s average daily net assets.

Transfer Agent Fee

Under the terms of the Transfer Agency Agreement, the Fund pays an annual fee to State Street equal to 0.0015% of the Fund's average daily net assets.

4.   Trustees’ Fees

Effective July 1, 2015, the Trust pays each Independent Trustee an annual retainer of $140,000 per year. During the period July 1, 2014 to June 30, 2015, the Trust paid each Independent Trustee an annual retainer of $120,000 per year.  The Chairman of the Board receives an additional annual fee of $20,000 and the Chairs of each of the Audit Committee and Governance Committee receive an additional annual fee of $10,000 and $7,500, respectively. Effective October 1, 2015, the Chairman of the Valuation Committee receives an additional annual fee of $7,500 per year. Each Independent Trustee also receives reimbursement for travel and out-of-pocket expenses, if any. For purposes of computing Independent Trustee compensation, an “in-person meeting” refers to a meeting to which all attendees are invited to assemble at a specific physical location. An Independent Trustee is considered to have attended an “in-person meeting” if he attends the meeting with the assistance of an audio/visual system that permits (a) the Independent Trustee to see and hear all of the other attendees at the meeting and (b) all such other attendees to see and hear the Independent Trustee. Independent Trustee fees are allocated among each respective series of the Trust in such a manner as deemed equitable. Independent Trustee fees are allocated as follows: one-half is allocated taking into consideration the relative net assets of each series in the Trust and one-half is apportioned to each series in the Trust in equal amounts.
13

State Street Navigator Securities Lending Prime Portfolio
Notes to Financial Statements (continued)
December 31, 2015

5. Market, Credit and Counterparty Risk

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities less any collateral held by the Fund.

6.   Beneficial Interest

At December 31, 2015, three (3) mutual fund complexes each owned over 5% of the Fund's outstanding shares, amounting to 59.24% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

7.  Rule Issuance

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value effective in October 2016. The rule changes also allow for certain liquidity-based redemption fees and gates, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund’s financial statements and related disclosure.

8.   Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
14

Report of Independent Registered Public Accounting Firm

To the Trustees of State Street Navigator Securities Lending Trust and Shareholders of State Street Navigator Securities Lending Prime Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the State Street Navigator Securities Lending Prime Portfolio (one of the Portfolios constituting the State Street Navigator Securities Lending Trust, hereafter referred to as the "Fund") at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
 February 23, 2016
15

State Street Navigator Securities Lending Prime Portfolio
Other Information
December 31, 2015 (Unaudited)

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administration fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2015 to December 31, 2015.

The table below illustrates your Fund’s costs in two ways:

•	Actual Expenses. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2015
	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period *
Based on Actual Fund Return	$1,000.00	$1,001.10	$0.15
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,025.05	$0.15

*
The calculations are based on expenses incurred in the most recent fiscal period of the Fund. The annualized average weighted expense ratio as of December 31, 2015 was 0.03%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

16

State Street Navigator Securities Lending Prime Portfolio
Other Information
December 31, 2015 (Unaudited)

Proxy Voting Policies and Procedures and Record

Information regarding the Fund's proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

Monthly Portfolio Schedule

The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Fund’s monthly Form N-MFP filings are available (1) on the SEC’s website at www.sec.gov, or (2) at SEC's Public Reference Room in Washington, DC.

17

State Street Navigator Securities Lending Prime Portfolio
Trustees and Officers Information
December 31, 2015 (Unaudited)

The following tables set forth information concerning the trustees and officers of the Trust. The Statement of Additional Information includes additional information about Trust’s trustees and is available upon request, without charge, by calling 617-662-4831.

Name, Address, and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee for the Past Five Years
INDEPENDENT TRUSTEES:
Michael Jessee State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 YOB: 1946	Trustee and Chairman of the Board	Term: Indefinite Elected: 2/96	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989–2009).	5	Trustee, Randolph- Macon College (2004 – present).
George J. Sullivan, Jr. State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 YOB: 1942	Trustee	Term: Indefinite Elected: 2/96	Retired since January 2011; previously President, Newfound Consultants Inc., a financial consulting firm (1997–January 2011).	5
Trustee, director of various registered investment companies with multiple portfolios advised and/or administered by SEI Corporation; Member of the Board of Governors of the Independent Directors Council; Member of the Independent Review Committee for SEI’s Canadian-registered mutual funds.

Peter Tufano State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 YOB: 1957	Trustee	Term: Indefinite Elected: 2/96	Dean, University of Oxford’s Said Business School (2011-present); Sylvan C. Coleman Senior Associate Dean and Professor of Financial Management at Harvard Business School (1989–2011).	5	Trustee, GMO Funds
18

State Street Navigator Securities Lending Prime Portfolio
Trustees and Officers Information (continued)
December 31, 2015 (Unaudited)

INTERESTED TRUSTEES(1) :
Nicholas Bonn State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 YOB: 1961	Trustee	Term: Indefinite Elected: 2/12	Head of Securities Finance division of State Street (2010-2013); Head of Portfolio Solutions for State Street Global Markets (1992-2008) and (2012-present); Global head of sales for State Street Global Market and Securities Finance (2009- 2010); Head of Sales for State Street’s combined trading and lending business (2009-2010); Managing Director of State Street’s equity trading and transition management business (1992-2008).	5
President, Chief Executive Officer and Chairman of the Board of State Street Global Markets, LLC (2003-present); Board Member of Northeastern University’s College of Business (2003- present); Board Member of the Securities Industry and Financial Markets Association (SIFMA) Institutional Brokerage Committee (2011- present); Board Member of ABA Securities Association (ABASA) (2014- present); Board Member of Elkins McSherry, LLC (2001-present); Board Member of State Street Global Markets International Ltd (2003-2014); Board Member of State Street New Hampshire (2011- 2013).

(1)	Mr. Bonn is an Interested Trustee because of his employment by State Street, an affiliate of the Trust.

19

State Street Navigator Securities Lending Prime Portfolio
Trustees and Officers Information (continued)
December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1967	President	Term: Indefinite Elected: 9/12
President and Director, SSGA Funds Management, Inc. (June 2012-present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010-June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992-2012)*; Senior Managing Director, State Street Global Advisors (1992-present).*

H. Owen Nichols State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 YOB: 1974	Vice President	Term: Indefinite Elected: 9/12	Vice President of the Securities Finance division of State Street (2006-present); Associate of the Securities Finance Division of State Street (1997-2006).
Elizabeth A. Shea State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 YOB: 1964	Vice President	Term: Indefinite Elected: 10/15	Managing Director, Corporate Compliance (2015 – present); Vice President, Corporate Compliance (2002 – 2015).
Chad C. Hallett SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111 YOB: 1969	Treasurer	Term: Indefinite Elected: 6/15	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President of State Street Bank and Trust Company (2001-November 2014).*
Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue, Tower 2, 3rd Floor, Mailstop CPH0326 Boston, MA 02116 YOB: 1979	Secretary	Term: Indefinite Elected: 10/15	Vice President and Senior Counsel, State Street Bank and Trust Company (2013-present); Vice President, Citi Fund Services Ohio, Inc. (2008-2013).
20

State Street Navigator Securities Lending Prime Portfolio
Trustees and Officers Information (continued)
December 31, 2015 (Unaudited)

Brian Harris State Street Global Advisors One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer and AML Compliance Officer	Term: Indefinite Elected: 10/13
Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).*

*	Served in various capacities and/or with various affiliated entities during time period noted.

21

Trustees
Nicholas Bonn
Michael A. Jessee
George J. Sullivan Jr.
Peter Tufano

Investment Adviser and Administrator
SSGA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Sub-Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210

Legal Counsel
Goodwin Procter LLP
53 State Street
Exchange Place
Boston, MA 02109

State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO ANNUAL REPORT December 31, 2015

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending MET Portfolio
Annual Report
December 31, 2015

Portfolio Statistics	1
Schedule of Investments	2
Statement of Assets and Liabilities	7
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Report of Independent Registered Public Accounting Firm	15
Other Information	16
Trustees and Officers Information	18

State Street Navigator Securities Lending MET Portfolio
Portfolio Statistics
December 31, 2015 (Unaudited)

Portfolio Composition By Investment Type*	December 31, 2015
Certificates of Deposit	43.0%
Financial Company Commercial Paper	24.3%
Other Notes	9.8%
Treasury Repurchase Agreements	6.6%
Treasury Debt	4.2%
Asset Backed Commercial Paper	2.6%
Government Agency Debt	2.6%
Government Agency Repurchase Agreements	2.4%
Other Repurchase Agreements	2.1%
Other Assets in Excess of Liabilities	2.4%
Total	100.0%

Portfolio Composition By Rating*	December 31, 2015
A-1	43.6%
A-1+	42.9%
Repurchase Agreements (A-1)	11.1%
Other Assets in Excess of Liabilities	2.4%
Total	100.0%

*	As a percentage of net assets as of the date indicated. The Fund’s composition will vary over time.

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments
December 31, 2015
Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	ASSET BACKED COMMERCIAL PAPER — 2.6%
P-1, A-1	Antalis SA (a)(b)	0.500%	03/04/2016	03/04/2016	$60,000,000	$59,947,500
P-1, A-1+	Kells Funding LLC (a)(c)	0.320%	01/14/2016	01/14/2016	50,000,000	49,994,222
P-1, A-1+	Kells Funding LLC (a)(c)	0.340%	02/11/2016	02/11/2016	25,000,000	24,990,319
P-1, A-1	Versailles Commercial Paper LLC (a)(b)	0.320%	01/04/2016	01/04/2016	50,000,000	49,998,667
TOTAL ASSET BACKED COMMERCIAL PAPER						184,930,708
	CERTIFICATES OF DEPOSIT — 43.0%
P-1, A-1	Bank of Montreal	0.290%	01/08/2016	01/08/2016	25,000,000	25,000,000
P-1, A-1	Bank of Montreal	0.320%	01/12/2016	01/12/2016	35,000,000	35,000,000
P-1, A-1	Bank of Montreal	0.520%	01/15/2016	01/15/2016	70,000,000	70,000,000
P-1, A-1	Bank of Montreal	0.230%	01/19/2016	01/19/2016	100,000,000	100,000,000
P-1, A-1	Bank of Montreal (d)	0.487%	01/14/2016	03/14/2016	25,000,000	25,000,000
P-1, A-1	Bank of Montreal (d)	0.530%	01/19/2016	03/18/2016	25,000,000	25,000,000
P-1, A-1	Bank of Nova Scotia (d)	0.449%	01/07/2016	04/07/2016	90,000,000	90,000,000
P-1, A-1	Bank of Nova Scotia (d)	0.459%	01/05/2016	05/05/2016	65,000,000	65,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.380%	01/04/2016	01/04/2016	100,000,000	100,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.300%	01/06/2016	01/06/2016	100,000,000	100,000,000
P-1, A-1	BNP Paribas	0.310%	02/03/2016	02/03/2016	32,000,000	32,000,000
P-1, A-1	BNP Paribas	0.320%	02/26/2016	02/26/2016	31,000,000	31,000,000
P-1, A-1	BNP Paribas	0.360%	03/02/2016	03/02/2016	62,000,000	62,000,000
P-1, A-1	BNP Paribas	0.400%	03/03/2016	03/03/2016	35,000,000	35,000,000
P-1, A-1	BNP Paribas	0.500%	03/16/2016	03/16/2016	100,000,000	100,000,000
P-1, A-1	Canadian Imperial Bank of Commerce (d)	0.465%	01/19/2016	02/16/2016	58,000,000	58,000,000
P-1, A-1	Citibank NA	0.290%	01/04/2016	01/04/2016	88,000,000	88,000,000
P-1, A-1	Citibank NA	0.250%	02/01/2016	02/01/2016	60,000,000	60,000,000
P-1, A-1	Citibank NA	0.500%	03/08/2016	03/08/2016	50,000,000	50,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.420%	02/01/2016	02/01/2016	100,000,000	100,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.400%	02/08/2016	02/08/2016	50,000,000	50,000,000
P-1, A-1	ING Bank NV	0.400%	02/01/2016	02/01/2016	75,000,000	75,000,000
P-1, A-1	ING Bank NV	0.380%	02/02/2016	02/02/2016	150,000,000	150,000,000
P-1, A-1+	National Australia Bank Ltd.	0.275%	01/11/2016	01/11/2016	46,000,000	46,000,064
P-1, A-1+	National Australia Bank Ltd.	0.270%	01/12/2016	01/12/2016	28,000,000	28,000,000
P-1, A-1	Norinchukin Bank	0.220%	01/04/2016	01/04/2016	75,000,000	75,000,000
P-1, A-1	Norinchukin Bank	0.250%	01/05/2016	01/05/2016	75,000,000	75,000,000
P-1, A-1	Norinchukin Bank	0.310%	01/13/2016	01/13/2016	100,000,000	100,000,000
P-1, A-1	Norinchukin Bank	0.410%	02/05/2016	02/05/2016	50,000,000	50,000,000
P-1, A-1	Rabobank Nederland NV (d)	0.497%	01/14/2016	03/14/2016	100,000,000	100,000,000
P-1, A-1	Rabobank Nederland NV (d)	0.583%	01/22/2016	03/22/2016	75,000,000	75,000,000
P-1, A-1	Rabobank Nederland NV (d)	0.487%	01/13/2016	04/13/2016	40,000,000	40,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.463%	01/11/2016	03/10/2016	50,000,000	50,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.457%	01/13/2016	05/13/2016	18,000,000	18,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.552%	01/20/2016	05/20/2016	35,000,000	35,000,000
P-1, A-1	Societe Generale	0.440%	02/01/2016	02/01/2016	50,000,000	50,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.400%	02/01/2016	02/01/2016	100,000,000	100,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.670%	04/01/2016	04/01/2016	150,000,000	150,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.270%	01/07/2016	01/07/2016	50,000,000	50,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.365%	02/25/2016	02/25/2016	75,000,000	75,000,572
P-1, A-1+	Toronto Dominion Bank (d)	0.404%	01/04/2016	04/01/2016	100,000,000	100,000,000
P-1, A-1+	Toronto Dominion Bank (d)	0.429%	01/05/2016	04/05/2016	20,000,000	20,000,000
P-1, A-1+	Toronto Dominion Bank (d)	0.540%	01/19/2016	04/18/2016	19,600,000	19,600,000
P-1, A-1+	Toronto Dominion Bank (d)	0.364%	02/05/2016	05/05/2016	33,000,000	33,000,000
P-1, A-1	UBS AG (d)	0.504%	01/04/2016	05/03/2016	125,000,000	125,000,000

See accompanying notes to the financial statements.

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
December 31, 2015
Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	CERTIFICATES OF DEPOSIT - (continued)
P-1, A-1+	Wells Fargo Bank NA (d)	0.414%	01/04/2016	03/03/2016	$100,000,000	$100,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.570%	01/01/2016	04/04/2016	12,000,000	12,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.570%	01/01/2016	04/08/2016	40,000,000	40,000,000
TOTAL CERTIFICATES OF DEPOSIT						3,092,600,636

	FINANCIAL COMPANY COMMERCIAL PAPER — 24.3%
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (b)(d)	0.361%	01/04/2016	05/04/2016	27,000,000	26,999,522
P-1, A-1+	Caisse des Depots et Consignations (a)(c)	0.330%	02/03/2016	02/03/2016	75,000,000	74,977,313
P-1, A-1+	Caisse des Depots et Consignations (a)(c)	0.410%	02/05/2016	02/05/2016	50,000,000	49,980,069
P-1, A-1+	Caisse des Depots et Consignations (a)(c)	0.330%	02/17/2016	02/17/2016	110,000,000	109,952,608
P-1, A-1+	Commonwealth Bank of Australia (b)(d)	0.602%	01/26/2016	04/26/2016	18,000,000	18,000,000
P-1, A-1+	DBS Bank Ltd. (a)(b)	0.340%	01/26/2016	01/26/2016	140,000,000	139,966,944
P-1, A-1+	DBS Bank Ltd. (a)(b)	0.340%	01/27/2016	01/27/2016	125,000,000	124,969,306
P-1, A-1+	DBS Bank Ltd. (a)(b)	0.330%	02/10/2016	02/10/2016	75,000,000	74,972,500
P-1, A-1+	Erste Abwicklungsanstalt (a)(b)	0.310%	01/11/2016	01/11/2016	50,000,000	49,995,694
P-1, A-1+	Erste Abwicklungsanstalt (a)(b)	0.320%	01/12/2016	01/12/2016	60,000,000	59,994,133
P-1, A-1+	Erste Abwicklungsanstalt (a)(b)	0.340%	01/28/2016	01/28/2016	75,000,000	74,980,875
P-1, A-1+	Erste Abwicklungsanstalt (a)(b)	0.300%	02/05/2016	02/05/2016	50,000,000	49,985,417
P-1, A-1+	National Australia Bank Ltd. (b)(d)	0.439%	01/06/2016	04/06/2016	31,000,000	31,000,000
P-1, A-1+	NRW.Bank (a)(b)	0.365%	01/06/2016	01/06/2016	150,000,000	149,992,396
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(b)	0.335%	02/03/2016	02/03/2016	112,000,000	111,965,607
P-1, A-1	Societe Generale (a)(b)	0.500%	02/01/2016	02/01/2016	50,000,000	49,978,472
P-1, A-1	Standard Chartered Bank (a)(b)	0.270%	01/06/2016	01/06/2016	53,000,000	52,998,013
P-1, A-1	Standard Chartered Bank (a)(b)	0.651%	04/01/2016	04/01/2016	145,000,000	144,761,757
P-1, A-1+	Swedbank AB (a)	0.350%	02/03/2016	02/03/2016	50,000,000	49,983,958
P-1, A-1+	Swedbank AB (a)	0.330%	02/08/2016	02/08/2016	78,675,000	78,647,595
P-1, A-1+	Swedbank AB (a)	0.330%	02/09/2016	02/09/2016	70,000,000	69,974,975
P-1, A-1+	Swedbank AB (a)	0.400%	03/04/2016	03/04/2016	62,000,000	61,956,600
P-1, A-1+	Westpac Banking Corp. (b)(d)	0.532%	01/25/2016	02/25/2016	15,750,000	15,750,000
P-1, A-1+	Westpac Banking Corp. (b)(d)	0.532%	01/26/2016	02/26/2016	15,750,000	15,750,000
P-1, A-1+	Westpac Banking Corp. (b)(d)	0.411%	01/11/2016	03/11/2016	28,000,000	28,000,000
P-1, A-1+	Westpac Banking Corp. (b)(d)	0.522%	01/21/2016	04/21/2016	32,000,000	32,000,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						1,747,533,754

	GOVERNMENT AGENCY DEBT — 2.6%
P-1, A-1+	Federal Home Loan Bank (e)	0.082%	01/04/2016	01/04/2016	54,000,000	53,999,631
P-1, A-1+	Federal Home Loan Bank (e)	0.115%	01/06/2016	01/06/2016	38,000,000	37,999,393
P-1, A-1+	Federal Home Loan Bank (e)	0.120%	01/06/2016	01/06/2016	30,000,000	29,999,500
P-1, A-1+	Federal Home Loan Bank (e)	0.130%	01/08/2016	01/08/2016	42,000,000	41,998,939
P-1, A-1+	Federal Home Loan Bank (e)	0.129%	01/13/2016	01/13/2016	25,000,000	24,998,925
TOTAL GOVERNMENT AGENCY DEBT						188,996,388

	OTHER NOTES — 9.8%
P-1, A-1	Bank of America NA (d)	0.592%	01/21/2016	05/19/2016	100,000,000	100,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.250%	01/04/2016	01/04/2016	100,000,000	100,000,000
P-1, A-1+	JPMorgan Chase Bank NA (d)	0.612%	03/07/2016	08/05/2016	75,000,000	75,000,000
P-1, A-1+	Lloyds Bank PLC	0.260%	01/04/2016	01/04/2016	250,000,000	250,000,000
P-1, A-1+	Royal Bank of Canada (c)(d)	0.443%	01/07/2016	08/08/2016	40,000,000	40,000,000
P-1, A-1+	Svenska Handelsbanken AB (c)	0.612%	01/27/2016	01/27/2016	45,000,000	45,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.607%	03/10/2016	08/09/2016	40,000,000	40,000,000

See accompanying notes to the financial statements.

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
December 31, 2015
Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	OTHER NOTES - (continued)
P-1, A-1+	Wells Fargo Bank NA (d)	0.602%	01/20/2016	08/19/2016	$59,000,000	$59,000,000
TOTAL OTHER NOTES						709,000,000
	TREASURY DEBT — 4.2%
P-1, A-1+	U.S. Treasury Bill (e)	0.055%	01/07/2016	01/07/2016	32,000,000	31,999,707
P-1, A-1+	U.S. Treasury Bill (e)	0.060%	01/07/2016	01/07/2016	92,000,000	91,999,080
P-1, A-1+	U.S. Treasury Bill (e)	0.061%	01/07/2016	01/07/2016	26,000,000	25,999,736
P-1, A-1+	U.S. Treasury Bill (e)	0.065%	01/14/2016	01/14/2016	14,000,000	13,999,671
P-1, A-1+	U.S. Treasury Bill (e)	0.070%	01/14/2016	01/14/2016	82,000,000	81,997,927
P-1, A-1+	U.S. Treasury Bill (e)	0.073%	01/14/2016	01/14/2016	14,000,000	13,999,633
P-1, A-1+	U.S. Treasury Bill (e)	0.075%	01/14/2016	01/14/2016	40,000,000	39,998,917
TOTAL TREASURY DEBT						299,994,671
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 2.4%
P-1, A-1	Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2015 (collateralized by a U.S. Government Agencies, 6.250% due 05/15/2029 and U.S. Treasury Bonds, 7.875% - 8.750% due 08/15/2020 - 02/15/2021 valued at $83,634,919); expected proceeds $81,997,824	0.310%	01/04/2016	01/04/2016	81,995,000	81,995,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2015 (collateralized by various U.S. Government Agencies, 2.625% - 3.400% due 06/13/2025 - 09/27/2032 valued at $1,020,919); expected proceeds $1,003,444	0.310%	01/04/2016	01/04/2016	1,000,000	1,000,000

See accompanying notes to the financial statements.

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
December 31, 2015

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2015 (collateralized by various U.S. Government Agencies, 0.330% - 1.850% due 06/17/2016 - 03/09/2020 valued at $88,740,198); expected proceeds $87,003,190	0.330%	01/04/2016	01/04/2016	$87,000,000	$87,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						169,995,000
	OTHER REPURCHASE AGREEMENTS — 2.1%
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/30/2015 (collateralized by various Common Stocks valued at $160,447,020); expected proceeds $150,373,750	0.748%	01/29/2016	04/28/2016	150,000,000	150,000,000
	TREASURY REPURCHASE AGREEMENTS — 6.6%
P-1, A-1	Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/31/2015 (collateralized by various U.S. Treasury Bonds, 0.125% - 7.500% due 04/15/2016 - 11/15/2024, U.S. Treasury Notes, 1.000% - 2.500% due 06/30/2017 - 08/31/2019 and a U.S. Treasury Strip, 0.000% due 05/15/2020 valued at $112,200,011); expected proceeds $110,003,544	0.290%	01/04/2016	01/04/2016	110,000,000	110,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/28/2015 (collateralized by various U.S. Treasury Strips, 0.000% due 08/15/2020 - 08/15/2045 valued at $255,000,003); expected proceeds $250,016,042	0.330%	01/04/2016	01/04/2016	250,000,000	250,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2015 (collateralized by a U.S. Treasury Bond, 3.125% due 02/15/2042 valued at $121,380,081); expected proceeds $119,004,496	0.340%	01/04/2016	01/04/2016	119,000,000	119,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS						479,000,000
TOTAL INVESTMENTS(f) — 97.6%						7,022,051,157
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.4%						173,182,253
NET ASSETS — 100.0%						$7,195,233,410

*	Moody's rating, Standard & Poor's rating, respectively. (Unaudited)
(a)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(b)
Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund's Portfolio Manager has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. These securities represent 18.93% of net assets as of December 31, 2015.

See accompanying notes to the financial statements.

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
December 31, 2015

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 5.49% of net assets as of December 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2015.
(e)	Rate represents annualized yield at date of purchase.
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

See accompanying notes to the financial statements.

State Street Navigator Securities Lending MET Portfolio

Statement of Assets and Liabilities
 December 31, 2015

Assets:
Investments in securities, at amortized cost	$6,223,056,157
Repurchase agreements, at amortized cost	798,995,000
Total Investments	7,022,051,157
Cash	171,938,204
Interest receivable	1,647,329
Total Assets	7,195,636,690

Liabilities:
Advisory fee payable	113,700
Administration fee payable	79,111
Dividend payable	68,011
Custodian fee payable	60,022
Professional fees payable	47,751
Transfer agent fee payable	6,056
Other accrued expenses and liabilities	28,629
Total Liabilities	403,280
Net Assets	$7,195,233,410

Net assets consist of:
Capital stock, $0.001 par value; 7,195,153,302 shares issued and outstanding	$7,195,153
Capital paid in excess of par	7,187,958,149
Accumulated net realized gain on investments	80,108
Net Assets	$7,195,233,410

Net asset value, offering, and redemption price per share	$1.00

See accompanying notes to financial statements.

State Street Navigator Securities Lending MET Portfolio

Statement of Operations
Year Ended December 31, 2015

Investment Income:
Interest	$19,175,157

Expenses:
Advisory fee	1,409,786
Administration fee	604,194
Custodian fee	281,957
Trustee fee	128,548
Professional fees	120,902
Transfer agent fee	120,839
Insurance expense	25,967
Miscellaneous expenses	20,125
Total expenses	2,712,318
Net Investment Income	16,462,839

Net Realized Gain on Investments:
Net realized gain on investments	80,108

Net increase in net assets resulting from operations	$16,542,947

See accompanying notes to financial statements.

State Street Navigator Securities Lending MET Portfolio
 Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
From Operations:
Net investment income	$16,462,839	$14,669,479
Net realized gain on investments	80,108	54,872
Net increase in net assets from operations	16,542,947	14,724,351
Distributions From:
Net investment income	(16,462,839)	(14,699,479)
Net realized gain on investments	(27,118)	(27,753)
Total distributions	(16,489,957)	(14,727,232)
From Fund Share Transactions (at constant $1.00 per share):
Proceeds from shares sold	69,466,204,671	65,405,121,977
Cost of redemptions	(70,848,594,197)	(65,618,403,044)
Net increase (decrease) in net assets from Fund share transactions	(1,382,389,526)	(213,281,067)

Net decrease in net assets	(1,382,336,536)	(213,283,948)
Net Assets
Beginning of year	8,577,569,946	8,790,853,894
End of year	$7,195,233,410	$8,577,569,946

See accompanying notes to financial statements.

State Street Navigator Securities Lending MET Portfolio

Financial Highlights

	Year Ended 12/31/15		Year Ended 12/31/14		Period Ended 12/31/13*
Per Share Operating Performance:
Net asset value, beginning of period	$1.0000		$1.0000		$1.0000
Net investment income	0.0021		0.0016		0.0017
Net realized gain on investments	0.0000	(a)	0.0000	(a)	0.0000	(a)
Total from investment operations	0.0021		0.0016		0.0017
Distributions from:
Net investment income	(0.0021)		(0.0016)		(0.0017)

Net realized gain on investments	(0.0000	)(a)	(0.0000	)(a)	—
Total distributions	(0.0021)		(0.0016)		(0.0017)

Net asset value, end of period	$1.0000		$1.0000		$1.0000

Total Investment Return(b)	0.21%		0.16%		0.17%

Ratios and Supplemental Data:
Ratio of expenses to average net assets	0.03%		0.03%		0.03	%(c)
Ratio of net investment income to average net assets	0.20%		0.16%		0.18	%(c)
Net assets, end of period (in millions)	$7,195		$8,578		$8,791

*	The Fund commenced operations on January 14, 2013.
(a)	Amount is less than $0.00005 per share.
(b)	Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemptions on the last day of the period. Amounts for periods of less than one year have not been annualized.
(c)	Annualized.

See accompanying notes to financial statements.

State Street Navigator Securities Lending MET Portfolio
Notes to Financial Statements
December 31, 2015

1.     Organization and Fund Description

State Street Navigator Securities Lending Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was organized as a Massachusetts business trust on June 15, 1995. As of December 31, 2015, the Trust consisted of five (5) series of shares of beneficial interest representing interests in five separate portfolios namely: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio, State Street Navigator Securities Lending Short-Term Bond Portfolio, State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio and State Street Navigator Securities Lending MET Portfolio (each a “Fund” and together the “Funds”). As of December 31, 2015, only the State Street Navigator Securities Lending Prime Portfolio, the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio and the State Street Navigator Securities Lending MET Portfolio (the “Fund”) have commenced operations. The financial statements herein relate to State Street Navigator Securities Lending MET Portfolio. The Fund is a money market fund used as a vehicle for the investment of cash collateral received by lenders in conjunction with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”). Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP. Shares of the Fund are only offered to, and may only be held by, the Met Investors Series Trust, Metropolitan Series Fund, and Metropolitan Life Insurance Company and their respective series, portfolios or sub-accounts. The Fund’s objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.     Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security Valuation

The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

The Fund's securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Fund’s investments. These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes. The Fund values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities;

State Street Navigator Securities Lending MET Portfolio
Notes to Financial Statements (continued)
December 31, 2015

•
Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3—Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had no transfers between levels for the year ended December 31, 2015. Unless otherwise indicated on the Schedule of Investments, the values of the securities of the Fund are determined based on Level 2 inputs.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Distributions

Dividends from net investment income, if any, are declared daily and paid as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations, which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific fund, are applied to that fund within the Trust. Trustees’ fees and other expenses which cannot be attributed to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the funds within the Trust.

Repurchase Agreements

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve losses, costs or delays. In addition, the proceeds of any such disposition may be less than the amount the Fund is owed under the repurchase agreement. The Fund may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street.

As of December 31, 2015, the Fund had invested in repurchase agreements with the gross values of $798,995,000 and associated collateral equal to at least $798,995,000, though the value may be greater.

Federal Income Taxes

The Fund has qualified and intends to continue to qualify for and elect treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to federal excise tax. Income and capital gains distributions, if any, are determined in accordance with income tax regulations which may differ from U.S. GAAP.

State Street Navigator Securities Lending MET Portfolio
Notes to Financial Statements (continued)
December 31, 2015

SSGA FM has reviewed the tax positions for open tax years as of December 31, 2015, and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years, as applicable, remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. No income tax returns are currently under examination. Management has analyzed the tax laws and regulations and their application to the Fund’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

At December 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The tax character of distributions paid during the years ended December 31, 2015, and December 31, 2014, were as follows:

Distributions Paid From:	2015	2014
Ordinary Income	$16,489,957	$14,727,232
Long-Term Gain	-	-
Tax Return of Capital

As of December 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Total
$80,108	$-	$80,108

3.     Fees and Compensation Paid to Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.0175% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Administration Fee

Effective June 1, 2015, SSGA FM serves as administrator and State Street serves as sub-administrator, respectively. Pursuant to the Administration Agreement between the Trust, on behalf of the Funds, and SSGA FM, each Fund pays an annual administration fee equal to 0.0075% of the Fund’s average daily net assets. SSGA FM and State Street each receive a portion of the administration fee. Prior to June 1, 2015, State Street served as administrator and received an annual administration fee equal to 0.0075% of the Fund’s average daily net assets.

Custody and Fund Accounting Fee

Under the terms of the Custody and Fund Accounting Agreement, the Fund pays an annual fee to State Street equal to 0.0035% of the Fund’s average daily net assets.

Transfer Agent Fee

Under the terms of the Transfer Agency Agreement, the Fund pays an annual fee to State Street equal to 0.0015% of the Fund's average daily net assets.

4.     Trustees’ Fees

Effective July 1, 2015, the Trust pays each Independent Trustee an annual retainer of $140,000 per year. During the period July 1, 2014 through June 30, 2015, the Trust paid each Independent Trustee an annual retainer of $120,000 per year. The Chairman of the Board receives an additional annual fee of $20,000 and the Chairs of each of the Audit Committee and Governance Committee receive an additional annual fee of $10,000 and $7,500, respectively. Effective October 15, 2015, the Chairman of the Valuation Committee receives an additional annual fee of $7,500 per year. Each Independent Trustee also receives reimbursement for travel and out-of-pocket expenses, if any. For purposes of computing Independent Trustee compensation, an “in-person meeting” refers to a meeting to which all attendees are invited to assemble at a specific physical location. An Independent Trustee is considered to have attended an “in-person meeting” if he attends the meeting with the assistance of an audio/visual system that permits (a) the Independent Trustee to see and hear all of the other attendees at the meeting and (b) all such other attendees to see and hear the Independent Trustee. Independent Trustee fees are allocated among each respective series of the Trust in such a manner as deemed equitable. Independent Trustee fees are allocated as follows: one-half is allocated taking into consideration the relative net assets of each series in the Trust and one-half is apportioned to each series in the Trust in equal amounts.

State Street Navigator Securities Lending MET Portfolio
Notes to Financial Statements (continued)
 December 31, 2015

5.     Market, Credit and Counterparty Risk

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities less any collateral held by the Fund.

6.     Beneficial Interest

At December 31, 2015, one (1) mutual fund complex owned over 5% of the Fund's outstanding shares, amounting to 100.00% of total shares.

7.     Rule Issuance

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value effective in October 2016. The rule changes also allow for certain liquidity-based redemption fees and gates, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund’s financial statements and related disclosure.

8.     Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of State Street Navigator Securities Lending Trust and Shareholders of State Street Navigator Securities Lending MET Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the State Street Navigator Securities Lending MET Portfolio (one of the Portfolios constituting the State Street Navigator Securities Lending Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
 February 23, 2016

State Street Navigator Securities Lending MET Portfolio
Other Information
December 31, 2015 (Unaudited)

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administration fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2015 to December 31, 2015.

The table below illustrates your Fund’s costs in two ways:

•
Actual Expenses – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•
Hypothetical Example for Comparison Purposes – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2015
	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period *
Based on Actual Fund Return	$1,000.00	$1,001.20	$0.15
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,025.05	$0.15

*
The calculations are based on expenses incurred in the most recent fiscal period of the Fund. The annualized average weighted expense ratio as of December 31, 2015 was 0.03%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

State Street Navigator Securities Lending MET Portfolio
Other Information
December 31, 2015 (Unaudited)

Proxy Voting Policies and Procedures and Record

Information regarding the Fund's proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

Monthly Portfolio Schedule

The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Fund’s monthly Form N-MFP filings are available (1) on the SEC’s website at www.sec.gov, or (2) at SEC's Public Reference Room in Washington, DC.

State Street Navigator Securities Lending MET Portfolio
Trustees and Officers Information
December 31, 2015 (Unaudited)

The following tables set forth information concerning the trustees and officers of the Trust. The Statement of Additional Information includes additional information about Trust’s trustees and is available upon request, without charge, by calling 617-662-4831.

Name, Address, and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee for the Past Five Years
INDEPENDENT TRUSTEES:
Michael Jessee State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 YOB: 1946	Trustee and Chairman of the Board	Term: Indefinite Elected: 2/96	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989–2009).	5	Trustee, Randolph-Macon College (2004 – present).
George J. Sullivan, Jr. State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 YOB: 1942	Trustee	Term: Indefinite Elected: 2/96	Retired since January 2011; previously President, Newfound Consultants Inc., a financial consulting firm (1997–January 2011).	5
Trustee, director of various registered investment companies with multiple portfolios advised and/or administered by SEI Corporation; Member of the Board of Governors of the Independent Directors Council; Member of the Independent Review Committee for SEI’s Canadian-registered mutual funds.

Peter Tufano State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 YOB: 1957	Trustee	Term: Indefinite Elected: 2/96	Dean, University of Oxford’s Said Business School (2011-present); Sylvan C. Coleman Senior Associate Dean and Professor of Financial Management at Harvard Business School (1989–2011).	5	Trustee, GMO Funds

State Street Navigator Securities Lending MET Portfolio
Trustees and Officers Information (continued)
 December 31, 2015 (Unaudited)

INTERESTED TRUSTEES(1) :
Nicholas Bonn State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 YOB: 1961	Trustee	Term: Indefinite Elected: 2/12	Head of Securities Finance division of State Street (2010-2013); Head of Portfolio Solutions for State Street Global Markets (1992-2008) and (2012-present); Global head of sales for State Street Global Market and Securities Finance (2009- 2010); Head of Sales for State Street’s combined trading and lending business (2009-2010); Managing Director of State Street’s equity trading and transition management business (1992-2008).	5
President, Chief Executive Officer and Chairman of the Board of State Street Global Markets, LLC (2003-present); Board Member of Northeastern University’s College of Business (2003- present); Board Member of the Securities Industry and Financial Markets Association (SIFMA) Institutional Brokerage Committee (2011- present); Board Member of ABA Securities Association (ABASA) (2014- present); Board Member of Elkins McSherry, LLC (2001-present); Board Member of State Street Global Markets International Ltd (2003-2014); Board Member of State Street New Hampshire (2011- 2013).

(1)	Mr. Bonn is an Interested Trustee because of his employment by State Street, an affiliate of the Trust.

State Street Navigator Securities Lending MET Portfolio
Trustees and Officers Information (continued)
December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1967	President	Term: Indefinite Elected: 9/12
President and Director, SSGA Funds Management, Inc. (June 2012-present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010-June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992-2012)*; Senior Managing Director, State Street Global Advisors (1992-present).*

H. Owen Nichols State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 YOB: 1974	Vice President	Term: Indefinite Elected: 9/12	Vice President of the Securities Finance division of State Street (2006-present); Associate of the Securities Finance Division of State Street (1997- 2006).
Elizabeth A. Shea State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 YOB: 1964	Vice President	Term: Indefinite Elected: 10/15	Managing Director, Corporate Compliance (2015 – present); Vice President, Corporate Compliance (2002 – 2015).
Chad C. Hallett SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111 YOB: 1969	Treasurer	Term: Indefinite Elected: 6/15	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President of State Street Bank and Trust Company (2001-November 2014).*
Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue, Tower 2, 3rd Floor, Mailstop CPH0326 Boston, MA 02116 YOB: 1979	Secretary	Term: Indefinite Elected: 10/15	Vice President and Senior Counsel, State Street Bank and Trust Company (2013-present); Vice President, Citi Fund Services Ohio, Inc. (2008-2013).

State Street Navigator Securities Lending MET Portfolio
Trustees and Officers Information (continued)
December 31, 2015 (Unaudited)

Brian Harris State Street Global Advisors One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer and AML Compliance Officer	Term: Indefinite Elected: 10/13
Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).*

*	Served in various capacities and/or with various affiliated entities during time period noted.

Trustees
Nicholas Bonn
Michael A. Jessee
George J. Sullivan Jr.
 Peter Tufano

Investment Adviser and Administrator
SSGA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
 Boston, MA 02111

Sub-Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
 Boston, MA 02111

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
 Boston, MA 02210

Legal Counsel
Goodwin Procter LLP
53 State Street
Exchange Place
 Boston, MA 02109

State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
 Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR
SECURITIES LENDING TIAA-CREF
SHORT TERM LENDING
PORTFOLIO
ANNUAL REPORT
December 31, 2015

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Annual Report
December 31, 2015

Portfolio Statistics	1
Schedule of Investments	2
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Report of Independent Registered Public Accounting Firm	13
Other Information	14
Trustees and Officers Information	16

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Portfolio Statistics
December 31, 2015 (Unaudited)

Portfolio Composition By Investment Type*	December 31, 2015
Certificates of Deposit	36.2%
Financial Company Commercial Paper	34.5%
Treasury Debt	13.5%
Asset Backed Commercial Paper	6.4%
Government Agency Debt	3.7%
Treasury Repurchase Agreements	2.0%
Other Notes	1.3%
Other Assets in Excess of Liabilities	2.4%
Total	100.0%

Portfolio Composition By Rating*	December 31, 2015
A-1	39.8%
A-1+	55.8%
Repurchase Agreements (A-1)	2.0%
Other Assets in Excess of Liabilities	2.4%
Total	100.0%

*	As a percentage of net assets as of the date indicated. The Fund’s composition will vary over time.
1

State Street Navigator Securities Lending TIAA CREF Short Term Lending Portfolio
Schedule of Investments
December 31, 2015

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/Reset Date	Maturity Date	Principal Amount	Value
	ASSET BACKED COMMERCIAL PAPER — 6.4%
P-1, A-1+	Kells Funding LLC (a)(b)	0.320%	01/14/2016	01/14/2016	$50,000,000	$49,994,222
P-1, A-1+	Kells Funding LLC (a)(b)	0.340%	03/09/2016	03/09/2016	25,000,000	24,983,945
P-1, A-1	Nieuw Amsterdam Receivables Corp. (a)(c)	0.290%	01/07/2016	01/07/2016	90,000,000	89,995,650
P-1, A-1	Versailles Commercial Paper LLC (a)(b)	0.320%	01/04/2016	01/04/2016	25,000,000	24,999,333
TOTAL ASSET BACKED COMMERCIAL PAPER						189,973,150
	CERTIFICATES OF DEPOSIT — 36.2%
P-1, A-1	Bank of America NA (d)	0.525%	01/18/2016	02/16/2016	30,000,000	30,003,827
P-1, A-1	Bank of Montreal	0.300%	01/11/2016	01/11/2016	35,000,000	35,000,000
P-1, A-1	Bank of Montreal	0.320%	02/17/2016	02/17/2016	25,000,000	25,000,000
P-1, A-1	Bank of Montreal	0.630%	03/23/2016	03/23/2016	27,000,000	26,999,995
P-1, A-1	Bank of Nova Scotia	0.260%	02/01/2016	02/01/2016	25,000,000	25,000,000
P-1, A-1	Bank of Nova Scotia	0.733%	03/23/2016	03/23/2016	90,000,000	90,005,866
P-1, A-1	Bank of Tokyo - Mitsubishi	0.300%	01/06/2016	01/06/2016	50,000,000	50,000,000
P-1, A-1	BNP Paribas	0.310%	02/03/2016	02/03/2016	19,000,000	19,000,000
P-1, A-1	BNP Paribas	0.320%	02/26/2016	02/26/2016	19,000,000	19,000,000
P-1, A-1	BNP Paribas	0.360%	03/02/2016	03/02/2016	37,000,000	37,000,000
P-1, A-1	BNP Paribas	0.400%	03/03/2016	03/03/2016	25,000,000	25,000,000
P-1, A-1	Citibank NA	0.290%	01/04/2016	01/04/2016	50,000,000	50,000,000
P-1, A-1	Citibank NA	0.250%	02/01/2016	02/01/2016	25,000,000	25,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.420%	02/01/2016	02/01/2016	75,000,000	75,000,000
P-1, A-1	ING Bank NV	0.380%	02/02/2016	02/02/2016	25,000,000	25,000,000
P-1, A-1	ING Bank NV	0.370%	02/22/2016	02/22/2016	75,000,000	75,000,000
P-1, A-1+	National Australia Bank Ltd.	0.275%	01/11/2016	01/11/2016	19,000,000	19,000,027
P-1, A-1+	National Australia Bank Ltd.	0.270%	01/12/2016	01/12/2016	12,000,000	12,000,000
P-1, A-1+	Nordea Bank AB	0.280%	01/20/2016	01/20/2016	75,000,000	75,000,000
P-1, A-1+	Nordea Bank AB	0.360%	02/19/2016	02/19/2016	25,000,000	25,000,000
P-1, A-1	Norinchukin Bank	0.250%	01/05/2016	01/05/2016	50,000,000	50,000,000
P-1, A-1	Norinchukin Bank	0.300%	01/28/2016	01/28/2016	25,000,000	24,999,906
P-1, A-1	Norinchukin Bank	0.410%	02/05/2016	02/05/2016	30,000,000	30,000,000
P-1, A-1	Standard Chartered Bank	0.290%	01/21/2016	01/21/2016	16,000,000	16,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.300%	01/27/2016	01/27/2016	35,000,000	35,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.530%	03/08/2016	03/08/2016	25,000,000	25,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.670%	04/01/2016	04/01/2016	25,000,000	25,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.365%	02/25/2016	02/25/2016	25,000,000	25,000,191
P-1, A-1+	Svenska Handelsbanken AB	0.405%	03/02/2016	03/02/2016	50,000,000	50,000,423
P-1, A-1+	Toronto Dominion Bank (d)	0.532%	01/25/2016	02/25/2016	25,000,000	25,001,256
TOTAL CERTIFICATES OF DEPOSIT						1,069,011,491
	FINANCIAL COMPANY COMMERCIAL PAPER — 34.5%
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (c)(d)	0.441%	01/13/2016	01/19/2016	25,000,000	25,000,089
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (a)(c)	0.260%	02/05/2016	02/05/2016	25,000,000	24,993,681
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.270%	02/02/2016	02/02/2016	50,000,000	49,988,000
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.410%	02/05/2016	02/05/2016	25,000,000	24,990,035
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.461%	03/16/2016	03/16/2016	25,000,000	24,976,042
P-1, A-1+	DBS Bank Ltd. (a)(c)	0.340%	01/22/2016	01/22/2016	50,000,000	49,990,083
P-1, A-1+	DBS Bank Ltd. (a)(c)	0.491%	03/08/2016	03/08/2016	65,000,000	64,940,724
P-1, A-1	DnB Bank ASA (a)(c)	0.340%	03/07/2016	03/07/2016	50,000,000	49,968,833
P-1, A-1+	Erste Abwicklungsanstalt (a)(c)	0.320%	01/12/2016	01/12/2016	25,000,000	24,997,556
P-1, A-1+	Erste Abwicklungsanstalt (a)(c)	0.340%	01/28/2016	01/28/2016	50,000,000	49,987,250
P-1, A-1+	Erste Abwicklungsanstalt (a)(c)	0.320%	02/23/2016	02/23/2016	25,000,000	24,988,222

See accompanying notes to the financial statements.
2

State Street Navigator Securities Lending TIAA CREF Short Term Lending Portfolio
Schedule of Investments – (continued)
December 31, 2015

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/Reset Date	Maturity Date	Principal Amount	Value
	FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
P-1, A-1+	Kfw Intl Finance, Inc. (a)(c)	0.400%	02/01/2016	02/01/2016	$25,000,000	$24,991,389
P-1, A-1+	Kreditanstalt Fuer Wiederaufbau (a)(c)	0.270%	01/13/2016	01/13/2016	25,000,000	24,997,750
P-1, A-1+	National Australia Bank Ltd. (a)(c)	0.240%	01/19/2016	01/19/2016	25,000,000	24,997,000
P-1, A-1+	National Australia Bank Ltd. (a)(c)	0.400%	03/03/2016	03/03/2016	28,700,000	28,680,229
P-1, A-1+	Nederlandse Waterschapsbank NV (a)(c)	0.381%	02/08/2016	02/08/2016	75,000,000	74,969,917
P-1, A-1+	Nestle Capital Corp. (a)(c)	0.270%	02/17/2016	02/17/2016	25,000,000	24,991,187
P-1, A-1+	Nordea Bank AB (a)(c)	0.375%	02/23/2016	02/23/2016	25,000,000	24,986,198
P-1, A-1+	NRW.Bank (a)(c)	0.265%	01/11/2016	01/11/2016	50,000,000	49,996,319
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(c)	0.335%	02/04/2016	02/04/2016	50,000,000	49,984,181
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(c)	0.320%	02/16/2016	02/16/2016	25,000,000	24,989,778
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(c)	0.320%	02/17/2016	02/17/2016	25,000,000	24,989,555
P-1, A-1	Standard Chartered Bank (a)(c)	0.290%	01/22/2016	01/22/2016	14,000,000	13,997,632
P-1, A-1	Standard Chartered Bank (a)(c)	0.300%	02/05/2016	02/05/2016	10,000,000	9,997,083
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)(c)	0.300%	01/20/2016	01/20/2016	25,000,000	24,996,042
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)(c)	0.400%	02/18/2016	02/18/2016	25,000,000	24,986,667
P-1, A-1+	Svenska Handelsbanken AB (a)(c)	0.310%	02/12/2016	02/12/2016	25,000,000	24,990,958
P-1, A-1+	Swedbank AB (a)	0.350%	02/03/2016	02/03/2016	50,000,000	49,983,958
P-1, A-1+	Swedbank AB (a)	0.330%	02/10/2016	02/10/2016	25,000,000	24,990,833
P-1, A-1+	Swedbank AB (a)	0.401%	03/03/2016	03/03/2016	22,000,000	21,984,844
P-1, A-1+	Westpac Banking Corp. (a)(c)	0.270%	01/13/2016	01/13/2016	30,000,000	29,997,300
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						1,019,319,335
	GOVERNMENT AGENCY DEBT — 3.7%
P-1, A-1+	Federal Home Loan Bank (e)	0.082%	01/04/2016	01/04/2016	23,000,000	22,999,843
P-1, A-1+	Federal Home Loan Bank (e)	0.115%	01/06/2016	01/06/2016	17,000,000	16,999,728
P-1, A-1+	Federal Home Loan Bank (e)	0.120%	01/06/2016	01/06/2016	14,000,000	13,999,767
P-1, A-1+	Federal Home Loan Bank (e)	0.130%	01/08/2016	01/08/2016	19,000,000	18,999,520
P-1, A-1+	Federal Home Loan Bank (e)	0.129%	01/13/2016	01/13/2016	12,000,000	11,999,484
P-1, A-1+	Federal Home Loan Bank (e)	0.425%	02/03/2016	02/03/2016	25,000,000	24,990,604
TOTAL GOVERNMENT AGENCY DEBT						109,988,946
OTHER NOTES — 1.3%
P-1, A-1+	National Australia Bank Ltd.	0.120%	01/04/2016	01/04/2016	38,000,000	38,000,000
TREASURY DEBT — 13.5%
P-1, A-1+	U.S. Treasury Bill (e)	0.000%	01/07/2016	01/07/2016	26,500,000	26,500,000
P-1, A-1+	U.S. Treasury Bill (e)	0.003%	01/07/2016	01/07/2016	16,400,000	16,399,993
P-1, A-1+	U.S. Treasury Bill (e)	0.055%	01/07/2016	01/07/2016	14,000,000	13,999,872
P-1, A-1+	U.S. Treasury Bill (e)	0.060%	01/07/2016	01/07/2016	40,000,000	39,999,600
P-1, A-1+	U.S. Treasury Bill (e)	0.061%	01/07/2016	01/07/2016	11,000,000	10,999,888
P-1, A-1+	U.S. Treasury Bill (e)	0.000%	01/14/2016	01/14/2016	28,000,000	28,000,000
P-1, A-1+	U.S. Treasury Bill (e)	0.001%	01/14/2016	01/14/2016	7,000,000	6,999,997
P-1, A-1+	U.S. Treasury Bill (e)	0.070%	01/14/2016	01/14/2016	65,000,000	64,998,331
P-1, A-1+	U.S. Treasury Bill (e)	0.010%	01/21/2016	01/21/2016	4,000,000	3,999,978
P-1, A-1+	U.S. Treasury Bill (e)	0.015%	01/21/2016	01/21/2016	10,000,000	9,999,917
P-1, A-1+	U.S. Treasury Bill (e)	0.020%	01/28/2016	01/28/2016	15,000,000	14,999,775
P-1, A-1+	U.S. Treasury Bill (e)	0.170%	01/28/2016	01/28/2016	16,000,000	15,997,960
P-1, A-1+	U.S. Treasury Bill (e)	0.115%	02/04/2016	02/04/2016	43,500,000	43,495,275
P-1, A-1+	U.S. Treasury Bill (e)	0.118%	02/04/2016	02/04/2016	6,500,000	6,499,279
P-1, A-1+	U.S. Treasury Bill (e)	0.135%	02/11/2016	02/11/2016	10,000,000	9,998,463
P-1, A-1+	U.S. Treasury Bill (e)	0.140%	02/25/2016	02/25/2016	20,747,500	20,743,062
P-1, A-1+	U.S. Treasury Bill (e)	0.215%	03/03/2016	03/03/2016	25,000,000	24,990,743
P-1, A-1+	U.S. Treasury Bill (e)	0.268%	03/10/2016	03/10/2016	4,000,000	3,997,949

See accompanying notes to the financial statements.
3

State Street Navigator Securities Lending TIAA CREF Short Term Lending Portfolio
Schedule of Investments – (continued)
December 31, 2015

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/Reset Date	Maturity Date	Principal Amount	Value
	TREASURY DEBT - (continued)
P-1, A-1+	U.S. Treasury Bill (e)	0.280%	03/10/2016	03/10/2016	$6,000,000	$5,996,780
P-1, A-1+	U.S. Treasury Bill (e)	0.280%	03/17/2016	03/17/2016	24,500,000	24,485,518
P-1, A-1+	U.S. Treasury Bill (e)	0.250%	03/31/2016	03/31/2016	2,000,000	1,998,750
P-1, A-1+	U.S. Treasury Bill (e)	0.260%	03/31/2016	03/31/2016	3,000,000	2,998,050
TOTAL TREASURY DEBT						398,099,180
	TREASURY REPURCHASE AGREEMENTS — 2.0%
P-2, A-1	Agreement with Merrill Lynch Government Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2015 (collateralized by Government National Mortgage Associations, 4.000% due 05/20/2045 -10/20/2045, valued at $59,160,000); expected proceeds $58,001,998	0.310%	01/04/2016	01/04/2016	58,000,000	58,000,000
TOTAL INVESTMENTS(f) — 97.6%						2,882,392,102
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.4%						71,316,592
NET ASSETS — 100.0%						$2,953,708,694

*	Moody's rating, Standard & Poor's rating, respectively. (Unaudited)
(a)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 6.8% of net assets as of December 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)
Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund's Portfolio Manager has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. These securities represent 30.9% of net assets as of December 31, 2015.

(d)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2015.
(e)	Rate represents annualized yield at date of purchase.
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

See accompanying notes to the financial statements.
4

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio

Statement of Assets and Liabilities
December 31, 2015

Assets:
Investments in securities, at amortized cost	$2,824,392,102
Repurchase agreements, at amortized cost	58,000,000
Total Investments	2,882,392,102
Cash	70,907,489
Interest receivable	563,391
Prepaid expenses and other assets	7,278
Total Assets	2,953,870,260

Liabilities:
Advisory fee payable	48,550
Administration fee payable	33,078
Professional fees payable	28,263
Custodian fee payable	23,878
Dividend payable	22,330
Transfer agent fee payable	2,507
Other accrued expenses and liabilities	2,960
Total Liabilities	161,566
Net Assets	$2,953,708,694

Net assets consist of:
Capital stock, $0.001 par value; 2,953,704,694 shares issued and outstanding	$2,953,705
Capital paid in excess of par	2,950,750,989
Accumulated net realized gain on investments	4,000
Net Assets	$2,953,708,694

Net asset value, offering, and redemption price per share	$1.00

See accompanying notes to financial statements.
5

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio

Statement of Operations
Year Ended December 31, 2015

Investment Income:
Interest	$6,173,066

Expenses:
Advisory fee	536,992
Administration fee	230,139
Custodian fee	107,398
Professional fees	92,771
Trustee fee	90,357
Transfer agent fee	46,028
Insurance expense	26,299
Miscellaneous expenses	10,629
Total expenses	1,140,613
Net Investment Income	5,032,453

Net Realized Gain on Investments:
Net realized gain on investments	4,000

Net increase in net assets resulting from operations	$5,036,453

See accompanying notes to financial statements.
6

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
From Operations:
Net investment income	$5,032,453	$2,829,025
Net realized gain on investments	4,000	15,119
Net increase in net assets from operations	5,036,453	2,844,144
Distributions From:
Net investment income	(5,032,453)	(2,829,025)
Net realized gain on investments	—	(15,119)
Total distributions	(5,032,453)	(2,844,144)
From Fund Share Transactions (at constant $1.00 per share):
Proceeds from shares sold	22,768,214,360	17,297,500,975
Cost of redemptions	(22,511,241,426)	(17,309,025,616)
Net increase (decrease) in net assets from Fund share transactions	256,972,934	(11,524,641)

Net increase (decrease) in net assets	256,976,934	(11,524,641)
Net Assets
Beginning of year	2,696,731,760	2,708,256,401
End of year	$2,953,708,694	$2,696,731,760

See accompanying notes to financial statements.
7

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio

Financial Highlights

	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13		Year Ended 12/31/12	Period Ended 12/31/11*
Per Share Operating Performance:
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000		$1.0000	$1.0000
Net investment income	0.0016	0.0009	0.0004		0.0001	0.0002
Net realized gain on investments	0.0000 (a)	0.0000 (a)	---		---	---
Total from investment operations	0.0016	0.0009	0.0004		0.0001	0.0002
Distributions from:
Net investment income	(0.0016)	(0.0009)	(0.0004)		(0.0001)	(0.0002)
Net realized gain on investments	---	0.0000 (a)	---		---	---
Total distributions	(0.0016)	(0.0009)	(0.0004)		(0.0001)	(0.0002)

Net asset value, end of period	$1.0000	$1.0000	$1.0000		$1.0000	$1.0000

Total Investment Return(b)	0.16%	0.09%	0.05%		0.14%	0.02%

Ratios and Supplemental Data:

Ratio of gross expenses to average net assets	0.04%	0.04%	0.04%		0.04%	0.04	%(c)
Ratio of net expenses to average net assets	0.04%	0.04%	0.03	%(d)	0.04%	0.04	%(c)
Ratio of net investment income to average net assets	0.16%	0.09%	0.04%		0.14%	0.05	%(c)
Net assets, end of period (in millions)	$2,954	$2,697	$2,708		$1,830	$1,350

*	The Fund commenced operations on August 25, 2011.
(a)	Amount is less than $0.00005 per share.
(b)
Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemptions on the last day of the period. Amounts for periods less than one year have not been annualized.

(c)	Annualized.
(d)	If the Adviser had not waived a portion of its advisory fee, the ratio of net expenses to average net assets would have been higher.

See accompanying notes to financial statements.
8

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Notes to Financial Statements
December 31, 2015

1.    Organization and Fund Description

State Street Navigator Securities Lending Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was organized as a Massachusetts business trust on June 15, 1995. As of December 31, 2015, the Trust consisted of five (5) series of shares of beneficial interest representing interests in five separate portfolios namely: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio, State Street Navigator Securities Lending Short-Term Bond Portfolio, State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio and State Street Navigator Securities Lending MET Portfolio (each a “Fund” and together the “Funds”). As of December 31, 2015, only the State Street Navigator Securities Lending Prime Portfolio, the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio (the “Fund”) and the State Street Navigator Securities Lending MET Portfolio have commenced operations.  The financial statements herein relate to State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio. The Fund is a money market fund used as a vehicle for the investment of cash collateral received by lenders in conjunction with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”). Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP. Shares of the Fund are only offered to, and may only be held by, the College Retirement Equities Fund, the TIAA-CREF Funds, the TIAA-CREF Life Funds and TIAA Separate Account VA-1 and their respective series, portfolios or sub-accounts. The Fund’s objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.   Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security Valuation

The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the "Committee") and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

The Fund's securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Fund’s investments. These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes. The Fund values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities;
9

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Notes to Financial Statements (continued)
December 31, 2015

•
Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3—Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had no transfers between levels for the year ended December 31, 2015. Unless otherwise indicated on the Schedule of Investments, the values of the securities of the Fund are determined based on Level 2 inputs.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Distributions

Dividends from net investment income, if any, are declared daily and paid as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations, which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific fund, are applied to that fund within the Trust.  Trustees’ fees and other expenses which cannot be attributed to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the funds within the Trust.

Repurchase Agreements

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve losses, costs or delays. In addition, the proceeds of any such disposition may be less than the amount the Fund is owed under the repurchase agreement. The Fund may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street.

As of December 31, 2015, the Fund had invested in repurchase agreements with the gross values of $58,000,000 and associated collateral equal to at least $58,000,000, though the value may be greater.

Federal Income Taxes

The Fund has qualified and intends to continue to qualify for and elect treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to federal excise tax. Income and capital gains distributions, if any, are determined in accordance with income tax regulations which may differ from U.S. GAAP.
10

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Notes to Financial Statements (continued)
December 31, 2015

SSGA FM has reviewed the tax positions for open tax years as of December 31, 2015, and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. No income tax returns are currently under examination. Management has analyzed the tax laws and regulations and their application to the Fund’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

At December 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The tax character of distributions paid during the years ended December 31, 2015, and December 31, 2014, were as follows:

Distributions Paid From:	2015	2014
Ordinary Income	$5,032,453	$2,844,144
Long-Term Gain Tax Return of Capital	-	-

As of December 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Total
$4,000	$-	$4,000

3.   Fees and Compensation Paid to Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.0175% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Administration Fee

Effective June 1, 2015, SSGA FM serves as administrator and State Street serves as sub-administrator, respectively. Pursuant to the Administration Agreement between the Trust, on behalf of the Funds, and SSGA FM, each Fund pays an annual administration fee equal to 0.0075% of the Fund’s average daily net assets. SSGA FM and State Street each receive a portion of the administration fee. Prior to June 1, 2015, State Street served as administrator and received an annual administration fee equal to 0.0075% of the Fund’s average daily net assets.

Custody and Fund Accounting Fee

Under the terms of the Custody and Fund Accounting Agreement, the Fund pays an annual fee to State Street equal to 0.0035% of the Fund’s average daily net assets.

Transfer Agent Fee

Under the terms of the Transfer Agency Agreement, the Fund pays an annual fee to State Street equal to 0.0015% of the Fund's average daily net assets.

4.   Trustees’ Fees

Effective July 1, 2015, the Trust pays each Independent Trustee an annual retainer of $140,000 per year. During the period July 1, 2014 through June 30, 2015, the Trust paid each Independent Trustee an annual retainer of $120,000 per year.  The Chairman of the Board receives an additional annual fee of $20,000 and the Chairs of each of the Audit Committee and Governance Committee receive an additional annual fee of $10,000 and $7,500, respectively. Effective October 1, 2015, the Chairman of the Valuation Committee receives an additional annual fee of $7,500 per year. Each Independent Trustee also receives reimbursement for travel and out-of-pocket expenses, if any. For purposes of computing Independent Trustee compensation, an “in-person meeting” refers to a meeting to which all attendees are invited to assemble at a specific physical location. An Independent Trustee is considered to have attended an “in-person meeting” if he attends the meeting with the assistance of an audio/visual system that permits (a) the Independent Trustee to see and hear all of the other attendees at the meeting and (b) all such other attendees to see and hear the Independent Trustee. Independent Trustee fees are allocated among each respective series of the Trust in such a manner as deemed equitable. Independent Trustee fees are allocated as follows: one-half is allocated taking into consideration the relative net assets of each series in the Trust and one-half is apportioned to each series in the Trust in equal amounts.
11

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Notes to Financial Statements (continued)
December 31, 2015

5. Market, Credit and Counterparty Risk

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities less any collateral held by the Fund.

6.   Beneficial Interest

At December 31, 2015, two (2) mutual fund complexes each owned over 5% of the Fund's outstanding shares, amounting to 100.00% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

7.  Rule Issuance

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value effective in October 2016. The rule changes also allow for certain liquidity-based redemption fees and gates, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund’s financial statements and related disclosure.

8.   Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
12

Report of Independent Registered Public Accounting Firm

To the Trustees of State Street Navigator Securities Lending Trust and Shareholders of State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio (one of the Portfolios constituting the State Street Navigator Securities Lending Trust, hereafter referred to as the "Fund") at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
February 23, 2016
13

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
 Other Information
December 31, 2015 (Unaudited)

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administration fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2015 to December 31, 2015.

The table below illustrates your Fund’s costs in two ways:

•
Actual Expenses.  This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2015
	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period *
Based on Actual Fund Return	$1,000.00	$1,000.90	$0.20
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	$0.20

*
The calculations are based on expenses incurred in the most recent fiscal period of the Fund.  The annualized average weighted expense ratio as of December 31, 2015 was 0.04%.  The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

14

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
 Other Information
December 31, 2015 (Unaudited)

Proxy Voting Policies and Procedures and Record

Information regarding the Fund's proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

Monthly Portfolio Schedule

The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Fund’s monthly Form N-MFP filings are available (1) on the SEC’s website at www.sec.gov, or (2) at SEC's Public Reference Room in Washington, DC.
15

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Trustees and Officers Information
December 31, 2015 (Unaudited)

The following tables set forth information concerning the trustees and officers of the Trust.  The Statement of Additional Information includes additional information about Trust’s trustees and is available upon request, without charge, by calling 617-662-4831.

Name, Address, and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee for the Past Five Years
INDEPENDENT TRUSTEES:
Michael Jessee State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 YOB: 1946	Trustee and Chairman of the Board	Term: Indefinite Elected: 2/96	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989–2009).	5	Trustee, Randolph-Macon College (2004 – present).
George J. Sullivan, Jr. State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 YOB: 1942	Trustee	Term: Indefinite Elected: 2/96	Retired since January 2011; previously President, Newfound Consultants Inc., a financial consulting firm (1997–January 2011).	5
Trustee, director of various registered investment companies with multiple portfolios advised and/or administered by SEI Corporation; Member of the Board of Governors of the Independent Directors Council; Member of the Independent Review Committee for SEI’s Canadian-registered mutual funds.

Peter Tufano State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 YOB: 1957	Trustee	Term: Indefinite Elected: 2/96	Dean, University of Oxford’s Said Business School (2011-present); Sylvan C. Coleman Senior Associate Dean and Professor of Financial Management at Harvard Business School (1989–2011).	5	Trustee, GMO Funds

16

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Trustees and Officers Information (continued)
December 31, 2015 (Unaudited)

INTERESTED TRUSTEES(1) :
Nicholas Bonn State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 YOB: 1961	Trustee	Term: Indefinite Elected: 2/12	Head of Securities Finance division of State Street (2010-2013); Head of Portfolio Solutions for State Street Global Markets (1992-2008) and (2012-present); Global head of sales for State Street Global Market and Securities Finance (2009-2010); Head of Sales for State Street’s combined trading and lending business (2009-2010); Managing Director of State Street’s equity trading and transition management business (1992-2008).	5
President, Chief Executive Officer and Chairman of the Board of State Street Global Markets, LLC (2003-present); Board Member of Northeastern University’s College of Business (2003-present); Board Member of the Securities Industry and Financial Markets Association (SIFMA) Institutional Brokerage Committee (2011-present); Board Member of ABA Securities Association (ABASA) (2014-present); Board Member of Elkins McSherry, LLC (2001-present); Board Member of State Street Global Markets International Ltd (2003-2014); Board Member of State Street New Hampshire (2011- 2013).

(1)	Mr. Bonn is an Interested Trustee because of his employment by State Street, an affiliate of the Trust.
17

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Trustees and Officers Information (continued)
December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1967	President	Term: Indefinite Elected: 9/12
President and Director, SSGA Funds Management, Inc. (June 2012-present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010-June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992-2012)*; Senior Managing Director, State Street Global Advisors (1992-present).*

H. Owen Nichols State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 YOB: 1974	Vice President	Term: Indefinite Elected: 9/12	Vice President of the Securities Finance division of State Street (2006-present); Associate of the Securities Finance Division of State Street (1997-2006).
Elizabeth A. Shea State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 YOB: 1964	Vice President	Term: Indefinite Elected: 10/15	Managing Director, Corporate Compliance (2015 – present); Vice President, Corporate Compliance (2002 – 2015).
Chad C. Hallett SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111 YOB: 1969	Treasurer	Term: Indefinite Elected: 6/15	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President of State Street Bank and Trust Company (2001-November 2014).*
Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue, Tower 2, 3rd Floor, Mailstop CPH0326 Boston, MA 02116 YOB: 1979	Secretary	Term: Indefinite Elected: 10/15	Vice President and Senior Counsel, State Street Bank and Trust Company (2013-present); Vice President, Citi Fund Services Ohio, Inc. (2008-2013).

18

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Trustees and Officers Information (continued)
December 31, 2015 (Unaudited)

Brian Harris State Street Global Advisors One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer and AML Compliance Officer	Term: Indefinite Elected: 10/13
Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).*

*	Served in various capacities and/or with various affiliated entities during time period noted.
19

Trustees
Nicholas Bonn
Michael A. Jessee
George J. Sullivan Jr.
Peter Tufano

Investment Adviser and Administrator
SSGA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Sub-Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210

Legal Counsel
Goodwin Procter LLP
53 State Street
Exchange Place
Boston, MA 02109

State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance State Street Financial Center
One Lincoln Street
Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

Item 2. Code of Ethics.

As of the end of the period, December 31, 2015, State Street Navigator Securities Lending Trust (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Trust’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). The Trust has not made any amendments to its code of ethics during the covered period. The Trust has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the Trust’s code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has at least one “audit committee financial expert” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Mr. George Sullivan. Mr. Sullivan is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2015 and December 31, 2014, the aggregate audit fees billed for professional services rendered by PricewaterhouseCoopers LLP (“PwC”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by PwC in connection with the Trust’s statutory and regulatory filings and engagements were $144,126 and $141,300, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2015 and December 31, 2014, there were no fees for assurance and related services by PwC reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

The aggregate tax fees billed for professional services rendered by PwC for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns for the last two fiscal years ended December 31, 2015 and December 31, 2014 were $21,420 and $21,000, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2015 and December 31, 2014, there were no fees billed for professional services rendered by PwC for products and services provided by PwC to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2015 and December 31, 2014, the aggregate fees billed for professional services rendered by PwC for products and services provided by PwC to SSGA Funds Management, Inc. (the “Adviser”) and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust’s audit committee, were $0 and $0, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

“Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:

1.	The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

2.	The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

•	Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).”

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2015 and December 31, 2014, the aggregate non-audit fees billed by PwC for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $26,124,207 and $23,044,124, respectively.

(h)	PwC notified the Trust's Audit Committee of all non-audit services that were rendered by PwC to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining PwC’s independence.

Item 5. Disclosure of Audit Committees for Listed Companies.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

 The Registrant does not have procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, the Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Amended Code of Ethics pursuant to in Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT):	State Street Navigator Securities Lending Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	March 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	March 4, 2016

By:	/s/ Chad Hallett
Chad Hallett
Treasurer (Principal Financial and Accounting Officer)

Date:	March 4, 2016